Average Annual Total Returns{- Fidelity® Conservative Income Bond Fund} - 08.31 Fidelity Conservative Income Bond Fund Retail PRO-06 - Fidelity® Conservative Income Bond Fund	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class Return Before Taxes Since Inception		Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions Since Inception		Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Conservative Income Bond Fund-Retail Class After Taxes on Distributions and Sales Since Inception		Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Past 1 year	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Past 5 years	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes) Since Inception
Total	2.89%	1.44%	1.07%	[1]	1.91%	0.85%	0.65%	[1]	1.70%	0.84%	0.64%	[1]	2.41%	1.15%	0.71%	[1]

[1]	(a)From March 3, 2011